CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
REVENUE:
Oil and gas sales	$ 66,457	$ 37,185		$ 119,022	$ 74,967	$ 173,283		$ 85,966	$ 26,974
Gas transportation, gathering and processing	14,413	4,199		30,309	5,360	13,040		494	163
Oil field services	3,612	957		7,305	4,614	12,333		7,149	1,222
Other revenue	(442)	117		(419)	(154)	204		(168)	250
Total revenue	84,040	42,458		156,217	84,787	198,860		93,441	28,609
EXPENSES:
Lease operating expenses	20,609	10,700		32,740	21,540	45,684		25,456	10,678
Severance taxes and marketing	4,852	2,740		8,045	5,559	10,787		6,482	2,347
Exploration and abandonments	5,157	9,409		34,940	18,425	117,216		2,645	942
Gas transportation, gathering and processing	13,414	1,971		26,845	2,091	8,028		373	214
Oil field services	4,066	1,567		7,401	3,567	10,037		6,759	1,272
Impairment of Proved Oil and Gas Properties	16,034	0		16,034	0	4,096		21,792	306
Depletion, depreciation, amortization and accretion	37,986	22,669		67,040	42,322	99,900		36,961	8,189
General and administrative	19,601	16,796		41,907	31,639	64,388		62,902	24,773
Total expenses	121,719	65,852		234,952	125,143	360,136		163,370	48,721
OPERATING LOSS	(37,679)	(23,394)	[1]	(78,735)	(40,356)	(161,276)	[1]	(69,929)	(20,112)
OTHER INCOME (EXPENSE):
Interest income	94	62		205	96	230		27	61
Interest expense	(18,842)	(19,432)		(37,593)	(24,816)	(51,846)		(11,984)	(3,584)
Interest Expense	(17,149)	(9,909)		(35,043)	(14,730)	(51,846)		(11,984)	(3,584)
Gain (loss) on derivative contracts, net	6,400	18,104		(1,091)	19,207	22,239		(6,346)	814
Other	1,466	931		2,488	1,965	2,046		1,601	9
Total other expense	(10,882)	(335)		(35,991)	(3,548)	(27,331)		(16,702)	(2,700)
Loss from continuing operations before income tax	(48,561)	(23,729)		(114,726)	(43,904)	(188,607)		(86,631)	(22,812)
Income tax benefit	43,566	6,858		48,420	9,150	32,196		2,987	0
Loss from continuing operations	(4,995)	(16,871)		(66,306)	(34,754)	(156,411)		(83,644)	(22,812)
Income from discontinued operations, net of tax	(2,403)	2,416		14,208	7,517	17,281		7,232	2,481
Gain (loss) on sale of discontinued operations, net of tax	172,452	0		172,452	2,224	2,409		0	6,660
Net income (loss)	165,054	(14,455)		120,354	(25,013)	(136,721)		(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest	386	(48)		889	(22)	4,013		(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	165,440	(14,503)		121,243	(25,035)	(132,708)		(76,661)	(13,800)
Dividends on preferred stock	(14,129)	(8,205)		(27,617)	(12,860)	(34,706)		(14,007)	(2,467)
Net loss attributable to common shareholders	151,311	(22,708)		93,626	(37,895)	(167,414)		(90,668)	(16,267)
Weighted average number of common shares outstanding, basic and diluted	169,690,633	151,464,372		169,657,806	142,293,282	155,743,418		113,154,270	63,921,525
Loss from continuing operations per share, basic and diluted	$ (0.11)	$ (0.17)		$ (0.55)	$ (0.34)	$ (1.20)		$ (0.86)	$ (0.39)
Income from discontinued operations per share, basic and diluted	$ 1.00	$ 0.02		$ 1.10	$ 0.07	$ 0.13		$ 0.06	$ 0.14
Net loss per common share, basic and diluted	$ 0.89	$ (0.15)		$ 0.55	$ (0.27)	$ (1.07)		$ (0.80)	$ (0.25)
Loss from continuing operations	(4,609)	(16,919)		(65,417)	(34,776)	(152,398)		(83,893)	(22,941)
Income from discontinued operations, net of tax	170,049	2,416		186,660	9,741	19,690		7,232	9,141
Prc Williston Llc [Member]
REVENUE:
Oil and gas sales	1,687	2,102		3,296	4,189	7,552		8,687	8,178
Other revenue						62		0	0
Total revenue	1,687	2,102		3,296	4,189	7,614		8,687	8,178
EXPENSES:
Lease operating expenses	1,503	1,038		2,169	2,598	4,253		4,518	4,045
Severance taxes and marketing	101	77		201	187	384		603	874
Exploration and abandonments						10,461		0	1
Impairment of Proved Oil and Gas Properties	1,231	0		1,231	0	2,250		0	17
Depletion, depreciation, amortization and accretion	381	608		769	1,229	1,868		1,868	2,315
General and administrative	197	299		514	598	1,197		2,650	5,567
Total expenses	3,413	2,022		4,884	4,612	20,413		9,639	12,819
OPERATING LOSS	(1,726)	80		(1,588)	(423)	(12,799)		(952)	(4,641)
OTHER INCOME (EXPENSE):
Interest Expense	(615)	(481)		(1,096)	(962)	(2,092)		(2,065)	(2,456)
Net loss attributable to Magnum Hunter Resources Corporation	$ (2,341)	$ (401)		$ (2,684)	$ (1,385)	$ (14,891)		$ (3,017)	$ (7,097)

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.